Trade and other receivables (Details) - GBP (£) £ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Trade and other receivables [Abstract]
Trade receivables	£ 6,047	£ 2,051
Other receivables	1,470	1,722
Prepayments and accrued income	7,691	6,507
Total trade and other receivables	£ 15,208	£ 10,280